RELATED PARTY TRANSACTIONS (Schedule of Amounts From/Due to Related Party) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Amounts due to a related party	$ 90,526	$ 92,050	$ 15,307
Amounts due from related parties	4,270	1,533	429
Related Party
RELATED PARTY TRANSACTIONS
Amounts due to a related party	90,526	92,050	15,307
Amounts due from related parties	4,270	1,533	429
Related Party | Beihai Silver Beach
RELATED PARTY TRANSACTIONS
Amounts due from related parties	330	1,533	429
Related Party | Shanghai Yuyue
RELATED PARTY TRANSACTIONS
Amounts due to a related party		184	4,445
Amounts due from related parties	3,940
Related Party | CIH
RELATED PARTY TRANSACTIONS
Amounts due to a related party	$ 90,526	$ 91,866	$ 10,862